Subsequent Events (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Subsequent Events [Abstract]
Total amount	$ 1.4
Agreements executive officers, description	a leading US-based rail and leasing services company purchased a Switch Yard System for $140,000 with support, to evaluate its performance during a six-month trial.